Income Tax as Restated	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Income Tax as Restated

8. INCOME TAX (AS RESTATED)

The Group is subject to income tax on an entity basis on profits arising in or derived from the jurisdictions in which members of the Group are domiciled and operate.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

British Virgin Islands

Under the current laws of the British Virgin Islands (“BVI”), Legend BVI is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Group’s subsidiaries incorporated in the British Virgin Islands to their shareholders, no withholding tax will be imposed.

Hong Kong

Under the current laws of Hong Kong, the subsidiary which operates in Hong Kong is subject to the two-tiered profits tax rates regime. The first HK$2,000,000 (2020 and 2019: HK$2,000,000) of assessable profits were taxed at 8.25% (2020 and 2019: 8.25%) and the remaining assessable profits were taxed at 16.5% (2020 and 2019: 16.5%). Under the Hong Kong tax law, the subsidiaries in Hong Kong are exempted from income tax on their foreign derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

United States of America

Under the current laws of the United States of America (“USA”), the subsidiary which operates in the United States of America is subject to federal tax at a rate of 21% (2020 and 2019: 21%) and state tax at a rate of 9% (2020 and 2019: 9%) without including 2.5% NJ Surcharge due to the anticipated timing of utilization of the NJ NOL in New Jersey. The 2.5% NJ Surcharge will be expired as of December 31, 2023. Dividends payable by the Group’s US entity, to non US resident enterprises shall be subject to 30% withholding tax, unless the respective non US resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with US that provides for a reduced withholding tax rate or an exemption from withholding tax.

Ireland

Under the current laws of the Ireland, the subsidiary which operates in Ireland is subject to CIT at a rate of 12.5% (2020 and 2019: 12.5%) on its taxable trading income. Any non-trading income is subject to CIT at a rate of 25% (2020 and 2019: 25%). Dividend withholding tax is imposed on distributions made by Irish companies at a rate of 25% (2020: 25% and 2019: 20%) with many exemptions provided.

Mainland China

Pursuant to the Corporate Income Tax Law of the PRC and the respective regulations (the “CIT Law”), the subsidiaries which operate in Mainland China are subject to CIT at a rate of 25% on the taxable income. During the years ended December 31, 2021, 2020 and 2019, the applicable income tax rate was 25%. Dividends, interests, rent or royalties payable by the Group’s PRC entities, to non PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% EIT, namely withholding tax, unless the respective non PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Belgium

Under the current laws of Belgium, the subsidiary which operates in Belgium is subject to CIT at a rate of 25% on its taxable trading income. Dividend withholding tax is imposed on distributions made by Belgium companies at a rate of 30% with many exemptions provided.

Taxes on profits assessable elsewhere have been calculated at the rates of tax prevailing in the jurisdictions in which the Group operates.

	2021	2020	2019
	US$’000	US$’000	US$’000
Current – United States of America	211	(4,548)	(2,933)
Current – Elsewhere	416	383	(4,787)
Deferred (note 22)	(4,241)	(37,747)	(18,009)
Total tax credit for the year	(3,614)	(41,912)	(25,729)

A reconciliation of the tax charge/(credit) applicable to loss before tax at the statutory rates for the countries (or jurisdictions) in which the Company and the majority of its subsidiaries are domiciled to the tax expense/(credit) at the effective tax rates is as follows:

	2021		2020		2019
	US$’000%		US$’000%		US$’000%
Loss before tax	(407,196)		(308,285)		(127,319)
At the statutory blended income tax rate of 28.1% (2020 and 2019: 28.1%)	(114,463)	28.1	(86,659)	28.1	(35,789)	28.1
Effect of tax rate differences in other countries and regions	15,027	(3.7)	35,062	(11.4)	5,528	(4.3)
Research and development credit	(954)	0.2	(15,643)	5.1	(3,324)	2.6
Effect of non-deductible expenses	2,298	(0.6)	383	(0.1)	1,532	(1.2)
Tax losses and deductible temporary differences not recognized	102,481	(25.2)	26,040	(8.4)	5,212	(4.1)
Option income tax benefit	(9,532)	2.3	(442)	0.1	—	—
Others	1,529	(0.4)	(653)	0.2	1,112	(0.9)
Tax credit at the Group’s effective rate	(3,614)	0.9	(41,912)	13.6	(25,729)	20.2

The Group’s provision for income tax related to uncertain tax position with penalty and interest accrued including in the tax payables for the years ended December 31, 2021, 2020 and 2019 was as follows:

	2021	2020	2019
	US$’000	US$’000	US$’000
Balance as of December 31	9,488	8,795	12,782

The Group’s uncertain tax positions arose from a temporary inconsistency between the tax filings and accounting book for collaboration revenue. The Group has recorded the tax provision based on the most likely amounts and included the amounts in the consolidated statements of financial position but has not made revisions to the tax filing.